REVENUE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue recognition
Net revenue	¥ 4,122,405	¥ 2,792,077	¥ 1,616,166
Service revenue
Revenue recognition
Net revenue	4,094,571	2,759,490	1,591,860
Colocation services
Revenue recognition
Net revenue	3,261,745	2,104,259	1,219,086
Managed service and others
Revenue recognition
Net revenue	832,826	655,231	372,774
Equipment sales
Revenue recognition
Net revenue	¥ 27,834	¥ 32,587	¥ 24,306